Accumulated Other Comprehensive Loss	12 Months Ended
Oct. 29, 2017
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

Note J

Accumulated Other Comprehensive Loss

Components of accumulated other comprehensive loss are as follows:

(in thousands)	Foreign Currency Translation	Pension & Other Benefits	Deferred Gain (Loss) – Hedging	Accumulated Other Comprehensive Loss
Balance at October 26, 2014	$ 7,480	$ (205,986)	$ (9,194)	$ (207,700)

Unrecognized gains (losses)
Gross	(6,906)	(46,389)	3,409	(49,886)
Tax effect	–	17,492	(1,285)	16,207
Reclassification into net earnings
Gross	–	12,259(1)	12,369(2)	24,628

Tax effect	–	(4,642)	(4,670)	(9,312)

Net of tax amount	(6,906)	(21,280)	9,823	(18,363)

Purchase of additional ownership of noncontrolling interest	395	–	–	395

Balance at October 25, 2015	$ 969	$ (227,266)	$ 629	$ (225,668)

Unrecognized gains (losses)
Gross	(6,458)	(124,783)	6,852	(124,389)
Tax effect	–	47,068	(2,792)	44,276
Reclassification into net earnings
Gross	–	13,533(1)	1,310(2)	14,843

Tax effect	–	(5,104)	(261)	(5,365)

Net of tax amount	(6,458)	(69,286)	5,109	(70,635)

Balance at October 30, 2016	$ (5,489)	$ (296,552)	$ 5,738	$ (296,303)

Unrecognized gains (losses)
Gross	(1,357)	65,305	(1,393)	62,555
Tax effect	–	(24,535)	759	(23,776)
Reclassification into net earnings
Gross	–	21,316(1)	(5,994)(2)	15,322

Tax effect	–	(8,009)	2,136	(5,873)

Net of tax amount	(1,357)	54,077	(4,492)	48,228

Balance at October 29, 2017	$ (6,846)	$ (242,475)	$ 1,246	$ (248,075)

(1)	Included in computation of net periodic cost (see Note G for additional details).
(2)	Included in cost of products sold in the Consolidated Statements of Operations.